Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables
Schedule of trade and other receivables

	As of December 31,
	2020	2021
Trade receivables	5,113	574
VAT receivable	1,139	922
Accrued income	16,818	10,426
Insurance claims	4,236	7,839
Other receivables	8,917	8,834
Total	36,223	28,595